Prepayments, accrued income and other assets (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of detailed information about prepayments, accrued income and other assets

	2024	2023
	£m	£m
Cash collateral and margin receivables	41,027	39,125
Settlement accounts and Items in the course of collection from other banks	4,680	15,142
Bullion	5,612	4,393
Prepayments and accrued income	2,426	2,521
Property, plant and equipment	176	819
Right-of-use assets	146	167
Employee benefit assets (Note 5)	74	51
Other accounts	2,809	3,531
At 31 Dec	56,950	65,749